UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
10/31/14 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Aerospace and defense (3.5%)

Honeywell International, Inc.		5,884	$565,570

Lockheed Martin Corp.		2,834	540,075

			1,105,645
Air freight and logistics (1.9%)

United Parcel Service, Inc. Class B		5,594	586,867

			586,867
Auto components (0.7%)

Johnson Controls, Inc.		4,330	204,593

			204,593
Banks (4.7%)

Cullen/Frost Bankers, Inc.		655	52,931

M&T Bank Corp.		1,444	176,428

Signature Bank(NON)		750	90,848

U.S. Bancorp		7,742	329,809

Wells Fargo & Co.		15,588	827,567

			1,477,583
Beverages (2.1%)

Dr. Pepper Snapple Group, Inc.		2,887	199,925

PepsiCo, Inc.		4,823	463,828

			663,753
Capital markets (0.2%)

Northern Trust Corp.		884	58,609

			58,609
Chemicals (3.2%)

Ecolab, Inc.		1,853	206,109

International Flavors & Fragrances, Inc.		997	98,853

PPG Industries, Inc.		1,332	271,315

Sherwin-Williams Co. (The)		1,166	267,667

Sigma-Aldrich Corp.		1,138	154,666

			998,610
Commercial services and supplies (1.3%)

Republic Services, Inc.		2,518	96,691

Stericycle, Inc.(NON)		740	93,240

Waste Connections, Inc.		994	49,601

Waste Management, Inc.		3,718	181,773

			421,305
Communications equipment (2.0%)

Cisco Systems, Inc.		25,487	623,667

			623,667
Consumer finance (1.7%)

Capital One Financial Corp.		6,299	521,368

			521,368
Diversified financial services (2.6%)

Berkshire Hathaway, Inc. Class B(NON)		5,929	831,009

			831,009
Diversified telecommunication services (2.4%)

Verizon Communications, Inc.		15,127	760,132

			760,132
Electric utilities (3.1%)

Duke Energy Corp.		7,024	577,022

Southern Co. (The)		8,436	391,093

			968,115
Electronic equipment, instruments, and components (0.1%)

CDW Corp. of Delaware		1,281	39,506

			39,506
Energy equipment and services (0.2%)

Dril-Quip, Inc.(NON)		608	54,690

			54,690
Food and staples retail (1.7%)

Costco Wholesale Corp.		4,118	549,218

			549,218
Food products (0.7%)

Hershey Co. (The)		2,209	211,865

			211,865
Health-care equipment and supplies (1.2%)

Becton Dickinson and Co.		1,754	225,740

C.R. Bard, Inc.		931	152,656

			378,396
Health-care providers and services (4.0%)

AmerisourceBergen Corp.		3,309	282,622

Cardinal Health, Inc.		4,656	365,403

McKesson Corp.		2,528	514,220

Mednax, Inc.(NON)		1,475	92,084

			1,254,329
Hotels, restaurants, and leisure (2.3%)

Chipotle Mexican Grill, Inc.(NON)		115	73,370

McDonald's Corp.		6,275	588,156

Starbucks Corp.		862	65,133

			726,659
Household products (2.4%)

Church & Dwight Co., Inc.		1,712	123,966

Colgate-Palmolive Co.		3,409	227,994

Kimberly-Clark Corp.		3,533	403,716

			755,676
Industrial conglomerates (3.6%)

3M Co.		3,038	467,153

Danaher Corp.		6,630	533,052

Roper Industries, Inc.		909	143,895

			1,144,100
Insurance (3.5%)

ACE, Ltd.		2,768	302,542

Alleghany Corp.(NON)		118	52,425

American Financial Group, Inc.		887	53,069

Arch Capital Group, Ltd.(NON)		1,426	80,312

Arthur J. Gallagher & Co.		1,629	77,703

Axis Capital Holdings, Ltd.		1,423	68,503

Everest Re Group, Ltd.		682	116,383

Markel Corp.(NON)		82	56,653

PartnerRe, Ltd.		744	86,073

Progressive Corp. (The)		5,512	145,572

RenaissanceRe Holdings, Ltd.		609	62,928

			1,102,163
Internet software and services (2.4%)

eBay, Inc.(NON)		10,583	555,608

Google, Inc. Class A(NON)		355	201,594

			757,202
IT Services (6.1%)

Amdocs, Ltd.		1,752	83,290

Automatic Data Processing, Inc.		3,225	263,741

Broadridge Financial Solutions, Inc.		1,386	60,887

DST Systems, Inc.		454	43,743

Fidelity National Information Services, Inc.		2,877	167,988

Fiserv, Inc.(NON)		2,181	151,536

Gartner, Inc.(NON)		862	69,572

Jack Henry & Associates, Inc.		966	57,786

Paychex, Inc.		4,427	207,803

Total System Services, Inc.		2,447	82,684

Vantiv, Inc. Class A(NON)		1,788	55,285

Visa, Inc. Class A		2,837	684,937

			1,929,252
Marine (0.2%)

Kirby Corp.(NON)		451	49,872

			49,872
Media (2.9%)

Discovery Communications, Inc.(NON)		706	24,703

Omnicom Group, Inc.		3,602	258,840

Scripps Networks Interactive Class A		1,543	119,181

Thomson Reuters Corp. (Canada)		1,922	71,537

Viacom, Inc. Class B		6,179	449,090

			923,351
Metals and mining (0.4%)

Compass Minerals International, Inc.		484	41,469

Newmont Mining Corp.		878	16,471

Royal Gold, Inc.		933	53,321

			111,261
Multiline retail (0.6%)

Dollar Tree, Inc.(NON)		3,024	183,164

			183,164
Oil, gas, and consumable fuels (8.3%)

Chevron Corp.		2,923	350,614

ConocoPhillips		5,592	403,463

Exxon Mobil Corp.		10,944	1,058,394

Phillips 66		6,091	478,144

Spectra Energy Corp.		6,935	271,367

Teekay Corp.		665	38,876

			2,600,858
Pharmaceuticals (8.3%)

Actavis PLC(NON)		1,915	464,847

Eli Lilly & Co.		8,294	550,141

Johnson & Johnson		8,406	905,999

Merck & Co., Inc.		11,812	684,387

			2,605,374
Real estate investment trusts (REITs) (3.9%)

American Campus Communities, Inc.		1,568	61,575

AvalonBay Communities, Inc.		281	43,791

Essex Property Trust, Inc.		910	183,602

Federal Realty Investment Trust		816	107,549

Health Care REIT, Inc.		4,504	320,279

Home Properties, Inc.		822	52,863

Mid-America Apartment Communities, Inc.		1,091	77,090

Public Storage		1,374	253,283

Tanger Factory outlet Centers, Inc.		1,365	48,826

WP Carey, Inc.		1,006	68,126

			1,216,984
Road and rail (0.2%)

Landstar System, Inc.		642	47,514

			47,514
Semiconductors and semiconductor equipment (2.8%)

Analog Devices, Inc.		4,605	228,500

Linear Technology Corp.		3,486	149,340

Texas Instruments, Inc.		9,898	491,535

			869,375
Software (1.6%)

ANSYS, Inc.(NON)		1,086	85,316

CDK Global, Inc.(NON)		1,075	36,120

Intuit, Inc.		2,481	218,353

Microsoft Corp.		2,392	112,304

Synopsys, Inc.(NON)		1,370	56,143

			508,236
Specialty retail (4.3%)

Advance Auto Parts, Inc.		140	20,574

AutoZone, Inc.(NON)		443	245,208

Home Depot, Inc. (The)		6,975	680,202

O'Reilly Automotive, Inc.(NON)		1,457	256,257

Signet Jewelers, Ltd.		1,187	142,452

			1,344,693
Technology hardware, storage, and peripherals (3.2%)

Apple, Inc.		4,500	486,000

EMC Corp.		18,354	527,310

			1,013,310
Textiles, apparel, and luxury goods (1.2%)

Hanesbrands, Inc.		1,459	154,085

VF Corp.		3,127	211,634

			365,719
Thrifts and mortgage finance (0.3%)

New York Community Bancorp, Inc.		5,860	93,467

			93,467
Tobacco (2.0%)

Altria Group, Inc.		13,017	629,242

			629,242
Trading companies and distributors (0.2%)

MSC Industrial Direct Co., Inc. Class A		692	56,031

			56,031
Water utilities (0.2%)

American Water Works Co., Inc.		1,441	76,906

			76,906

Total common stocks (cost $27,884,528)			$30,819,669

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-15/$162.00	$19,802	$74,170

SPDR S&P 500 ETF Trust (Put)	Sep-15/170.00	26,356	118,229

SPDR S&P 500 ETF Trust (Put)	Aug-15/170.00	26,356	103,124

SPDR S&P 500 ETF Trust (Put)	Jul-15/173.00	26,356	100,690

SPDR S&P 500 ETF Trust (Put)	Jun-15/170.00	27,057	80,454

SPDR S&P 500 ETF Trust (Put)	May-15/165.00	27,057	49,987

Total purchased options outstanding (cost $995,871)			$526,654

INVESTMENT COMPANIES (1.1%)(a)
		Shares	Value

SPDR S&P 500 ETF Trust		1,787	$360,366

Total investment companies (cost $352,539)			$360,366

SHORT-TERM INVESTMENTS (1.6%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)		207,511	$207,511

SSgA Prime Money Market Fund Class N zero%(P)		300,000	300,000

Total short-term investments (cost $507,511)			$507,511

TOTAL INVESTMENTS

Total investments (cost $29,740,449)(b)			$32,214,200

WRITTEN OPTIONS OUTSTANDING at 10/31/14 (premiums $61,805) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Nov-14/$207.50	$64,145	$24,375
SPDR S&P 500 ETF Trust (Call)	Nov-14/202.50	12,670	23,567
SPDR S&P 500 ETF Trust (Call)	Nov-14/207.50	53,545	13,922
SPDR S&P 500 ETF Trust (Call)	Nov-14/195.50	13,769	89,804
SPDR S&P 500 ETF Trust (Call)	Nov-14/198.50	10,536	37,309

Total			$188,977

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,384,778.
(b)	The aggregate identified cost on a tax basis is $29,776,352, resulting in gross unrealized appreciation and depreciation of $3,074,751 and $636,903, respectively, or net unrealized appreciation of $2,437,848.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$96,685	$9,882,599	$9,771,773	$55	$207,511
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $188,966 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,748,179	$—	$—
Consumer staples	2,809,754	—	—
Energy	2,655,548	—	—
Financials	5,301,183	—	—
Health care	4,238,099	—	—
Industrials	3,411,334	—	—
Information technology	5,740,548	—	—
Materials	1,109,871	—	—
Telecommunication services	760,132	—	—
Utilities	1,045,021	—	—
Total common stocks	30,819,669	—	—
Investment companies	$360,366	$—	$—
Purchased options outstanding	—	526,654	—
Short-term investments	507,511	—	—

Totals by level	$31,687,546	$526,654	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$—	$—
Futures contracts	—	—	—
Written options outstanding	—	(188,977)	—
Written swap options outstanding	—	—	—
Forward premium swap option contracts	—	—	—
TBA sale commitments	—	—	—
Securities sold short	—	—	—
Receivable purchase agreement	—	—	—
Interest rate swap contracts	—	—	—
Total return swap contracts	—	—	—
Credit default contracts	—	—	—

Totals by level	$—	$(188,977)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	526,654	188,977

Total	$526,654	$188,977

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$150,000
Written equity option contracts (contract amount)		$130,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		JPMorgan Chase Bank N.A.	Total

	Assets:
	Purchased options#	526,654	526,654

	Total Assets	$526,654	$526,654

	Liabilities:
	Written options#	188,977	188,977

	Total Liabilities	$188,977	$188,977

	Total Financial and Derivative Net Assets	$337,677	$337,677
	Total collateral received (pledged)##†	$–
	Net amount	$337,677

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014